Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.73%	1.83%	1.93%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.83%	1.93%	1.93%
Expected rates of return on plan assets	2.27%	3.10%	1.49%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	2.33%	2.28%	2.13%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	2.28%	2.13%	1.93%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	6.46%	6.15%	6.12%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	6.15%	6.12%	6.27%